Equity Compensation Plan (Details) - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Number of Options
Options Outstanding, Beginning		3,257,410	[1]	590,000	[1]
Options Granted		0		2,937,410	[1]	590,000	[1]
Options Exercised		(45,625)		(270,000)
Options converted		0
Options forfeited or expired		0
Options Outstanding, Ending		3,211,785		3,257,410	[1]	590,000	[1]
Vested shares at period end		847,273		196,208
Weighted Average Exercise Price
Options Outstanding, Beginning		$ 1.50	[1]	$ 1.5	[1]
Options Granted	[1]			1.5		1.5
Options Exercised		1.50		1.5
Options converted
Options forfeited or expired
Options Outstanding, Ending		1.50		1.50	[1]	$ 1.5	[1]
Vested shares, at period end		$ 1.50		$ 1.5
Weighted Average Remaining Contractual Life (in years)
Options Outstanding		9 years 1 month 6 days		9 years 1 month 6 days	[1]	7 years 9 months 18 days
Options granted	[1]			9 years 6 months		7 years 9 months 18 days
Options vested		8 years 10 months 25 days		8 years 10 months 25 days

[1]	Includes the 325,000 options exercisable at $1.50 which vest based upon performance criteria. The criteria has not yet been met and therefore the shares are not exercisable. The Company has not recognized any expense for such options through December 31, 2020.